BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases - (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [abstract]
Lease liabilities	$ 5,778	$ 7,347
Deferred tax asset	246,598	341,338
Deferred tax liability	2,871,309	2,160,942
Retained earnings	$ 10,289,073	$ 8,598,319